Note P - Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

 Note P - Segment Information

The reportable segments are determined by the products and services offered, primarily distinguished between banking and consumer finance.  They are also distinguished by the level of information provided to the chief operating decision maker, who uses such information to review performance of various components of the business which are then aggregated if operating performance, products/services, and customers are similar.  Loans, investments, and deposits provide the majority of the net revenues from the banking operation, while loans provide the majority of the net revenues for the consumer finance segment.  All Company segments are domestic.

Total revenues from the banking segment, which accounted for the majority of the Company’s total revenues, totaled 90.5%, 91.2% and 91.8%  of total consolidated revenues for the years ended December 31, 2013, 2012 and 2011, respectively.

The accounting policies used for the Company’s reportable segments are the same as those described in Note A - Summary of Significant Accounting Policies.  Income taxes are allocated based on income before tax expense.

Segment information is as follows:

	Year Ended December 31, 2013
	Banking	Consumer Finance	Total Company
Net interest income	$29,141	$3,244	$32,385
Provision expense	364	113	477
Noninterest income	7,711	807	8,518
Noninterest expense	26,914	2,461	29,375
Tax expense	2,440	499	2,939
Net income	7,134	978	8,112
Assets	732,905	14,463	747,368

	Year Ended December 31, 2012
	Banking	Consumer Finance	Total Company
Net interest income	$29,445	$3,210	$32,655
Provision expense	1,527	56	1,583
Noninterest income	7,734	749	8,483
Noninterest expense	27,384	2,357	29,741
Tax expense	2,240	522	2,762
Net income	6,028	1,024	7,052
Assets	754,490	14,733	769,223

	Year Ended December 31, 2011
	Banking	Consumer Finance	Total Company
Net interest income	$30,792	$3,079	$33,871
Provision expense	4,809	87	4,896
Noninterest income	6,327	895	7,222
Noninterest expense	26,130	2,169	28,299
Tax expense	1,483	580	2,063
Net income	4,697	1,138	5,835
Assets	789,744	14,433	804,177